Schedule of operating loss (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Amortization of right of use assets	£ 196,577	£ 196,576
Research And Development Cost [Member]
IfrsStatementLineItems [Line Items]
Depreciation of property, plant and equipment	683,475	730,730	£ 784,099
Amortization of intangible assets	55,046	63,451	51,889
Amortization of right of use assets	174,954	174,953	172,987
Administrative Expenses [Member]
IfrsStatementLineItems [Line Items]
Depreciation of property, plant and equipment	31,075	34,301	42,651
Amortization of right of use assets	21,623	21,623	23,589
Loss/(gain) on foreign exchange		£ (17,781)	£ 1,891